Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The Compensation & HR Committee generally evaluates and approves annual equity grants at or about the same time as it determines and approves annual salary adjustments and annual incentive payouts. Annual equity grants typically are made in late February or early March at a special meeting of the Compensation & HR Committee (for the NEOs other than the CEO) and a special meeting of the Board (in the case of the CEO).

Individual recognition equity awards may be granted at other times during the year, typically on the first trading day of a month, related to special circumstances, such as acquisitions, establishment of joint ventures, promotions, extraordinary performance, retention and other events. Awards of stock options, RSUs or other equity incentives to new executive officers typically occur at the time the individual joins the organization or first becomes an officer.

We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. For all stock option awards, the exercise price is the closing price of our Class B common stock on the NYSE on the date of the grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our Class B common stock on the NYSE on the last trading day preceding the date of grant.

No off-cycle stock option awards were granted to NEOs in fiscal year 2024. During fiscal year 2024, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material non-public information. We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation for NEO grants in fiscal year 2024.

Equity awards made to NEOs during 2024 are further described under the header “Long-Term Incentive (LTIP) Results”. These awards are also reflected in the relevant compensation tables.

Award Timing Method

We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. For all stock option awards, the exercise price is the closing price of our Class B common stock on the NYSE on the date of the grant. If the grant date falls on a non-trading day, the exercise price is the closing price of our Class B common stock on the NYSE on the last trading day preceding the date of grant.

No off-cycle stock option awards were granted to NEOs in fiscal year 2024. During fiscal year 2024, we did not grant equity awards to our NEOs during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material non-public information. We have not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation for NEO grants in fiscal year 2024.

Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material, nonpublic information or time the release of material, nonpublic information based on equity award grant dates, vesting events, or sale events. For all stock option awards, the exercise price is the closing price of our Class B common stock on the NYSE on the date of the grant.
MNPI Disclosure Timed for Compensation Value	false